EMPLOYEE BENEFIT PLANS - Net Periodic Pension Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Anticipated contributions	$ 0
Pension expenses	$ 1,000	$ 0	$ 4,000
Maximum equity exposure as a percentage of total portfolio value	50.00%